Common Stock - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oneida Resources Corp	Oct. 23, 2012 Oneida Resources Corp	Oct. 15, 2012 Oneida Resources Corp	Aug. 29, 2012 Oneida Resources Corp
Common stock, shares authorized	100,000,000	100,000,000	30,000,000	100,000,000			100,000,000
Common stock Shares, subscription received						5,000,000
Common stock Value, subscription received					$ 10,000